UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors
Address:  12700 Whitewater Drive, MS 144, MINNETONKA, MN 55343

13 File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      UZI ROSHA
Title:     CHIEF COMPLIANCE OFFICER
Phone:     952-984-3447
Signature, Place and Date of Signing:

      12700 Whitewater Drive
      Minnetonka, MN 55343
      November 14, 2011

Additional Information:

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    378469

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED  NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --
D AMERICAN INTL GROUP INC        W EXP 01/19/202  026874156  60472   2754975  SH          SOLE            2754975    0       0

D BP PLC                         SPONSORED ADR    055622104  9018    250000   SH          SOLE            250000     0       0

D BP PLC                         COM              055622904  27053   750000   SH   CALL   SOLE            750000     0       0

D CIT GROUP INC                  COM NEW          125581801  5414    178274   SH          SOLE            178274     0       0

D CITIGROUP INC                  UNIT 99/99/9999  172967416  3982    50000    SH          SOLE            50000      0       0

D CITIGROUP INC                  COM              172967904  55083   2150000  SH   CALL   SOLE            2150000    0       0

D CLEAR CHANNEL OUTDOOR HLDGS    CLASS A          18451C109  4751    507573   SH          SOLE            507573     0       0

D COMPANHIA SIDERURGICA NACION	 SPONSORED ADR    20440W105  238     30000    SH          SOLE            30000      0       0

D COMPANHIA SIDERURGICA NACION	 COM              20440W905  1191    150000   SH   CALL   SOLE            150000     0       0

D DANA HLDG CORP                 COM              235825205  434     23692    SH          SOLE            23692      0       0

D DELTA AIR LINES INC DEL        COM NEW          247361702  386     51425    SH          SOLE            51425      0       0

D ISHARES TR                     COM              464287902  24098   200000   SH   CALL   SOLE            200000     0       0

D PORTLAND GEN ELEC CO           COM NEW          736508847  22256   881773   SH          SOLE            881773     0       0

D SM ENERGY CO                   COM              78454L100  7581    125000   SH          SOLE            125000     0       0

D SPDR S&P 500 ETF TR            COM              78462F953  138609  1225000  SH   PUT    SOLE            1225000    0       0

D TRANSOCEAN LTD                 COM              H8817H900  17903   375000   SH   CALL   SOLE            375000     0       0